Related-Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended		1 Months Ended
	Mar. 23, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 03, 2013	Dec. 31, 2010	Dec. 31, 2013 Quantum Pacific Gibraltar Limited	Dec. 31, 2012 Quantum Pacific Gibraltar Limited	Dec. 31, 2011 Quantum Pacific Gibraltar Limited	Feb. 28, 2012 Quantum Pacific Gibraltar Limited	Dec. 31, 2012 Quantum Pacific Gibraltar Limited Payment Guarantee	Dec. 31, 2011 Quantum Pacific Gibraltar Limited Payment Guarantee	Mar. 30, 2011 Transocean Pacific Drilling Inc	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2007 Transocean Pacific Drilling Inc Predecessor
Related Party Transaction [Line Items]
Related-party loan				$ 142,200,000
Conversion of related-party loan into equity	142,800,000
Interest rate				6.00%
Capitalized interest expenses		12,200,000		600,000
Promissory notes to joint venture and accrued interest receivable				500,000
Oversight and management services fee per day													8,000
Management fee income			1,200,000	2,200,000
Percentage of ownership interest														50.00%	50.00%
Fee per annum on outstanding borrowings							0.25%
Guaranty fee								1,300,000	1,900,000
Capitalized interest costs		78,500,000	33,200,000	71,000,000							500,000	1,500,000
Senior Unsecured Bonds issued				$ 1,725,000,000	$ 2,000,000,000	$ 1,725,000,000				$ 40,000,000